COMMITMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Minimum future lease payments not yet payable	$ 3,581,174	$ 3,580,522
Not Later Than One Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Minimum future lease payments not yet payable	513,214	462,205
Between One And Five Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Minimum future lease payments not yet payable	1,719,490	1,620,253
Over five years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Minimum future lease payments not yet payable	$ 1,348,470	$ 1,498,064